Shareholders’ equity (deficiency) (Tables)	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Schedule of summary of the status of RSUs
	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
	(Unaudited)
Outstanding at 31 December, 2021	25,487,897	$2.84	7.03	$132,362
Granted	1,098,646	6.50
Exercised	(1,834,230)	2.68
Forfeited	(1,031,951)	3.24
Outstanding at June 30, 2022	23,720,362	$3.00	6.89	$51,441
Exercisable at June 30, 2022	16,790,095	$2.70	6.46	$40,309

Schedule of summary of the status of RSUs
June 30, 2022
(Unaudited)
Unvested at beginning of year	2,043,524
Granted	4,318,125
Vested	(134,243)
Forfeited	(432,267)
Unvested at end of the period	5,795,139

Schedule of stock based compensation costs
	Six Months Ended June 30,
	2022	2021
	(Unaudited)
Cost of revenues	$587	$149
Research and development	1,251	1,208
Sales and marketing	2,529	591
General and administrative	2,096	1,454
	$6,463	$3,402